Other Financial Assets - Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Financial Assets
Security deposits	€ 3,386	€ 3,779
Total non-current financial assets	3,386	3,779
Fixed term deposit	19,987	119,664
Money market funds		99,919
Security deposits	2,594	42
Total current other financial assets	22,581	219,625
Total other financial assets	€ 25,967	€ 223,404